8. Stockholder's Equity (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Beginning balance, shares	600,000
Warrants granted, shares	1,579,417
Warrants exercised, shares	(52,500)
Warrants expired, shares	(350,000)
Ending balance, shares	1,776,917
2014	1,050,000
2015	476,917
Thereafter	250,000
Total	1,776,917
Warrants granted, Exercise Prices		$ 2.5		$ 4.5
Warrants exercised, Exercise Prices	$ 2.5		$ 0.3		$ 0.40
Warrants expired, Exercise Prices		$ 0.3		$ 0.4
Ending balance Exercise Prices		$ 0.2	$ 0.2	$ 4.5	$ 0.75